TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
	December 31,
	2023	2022

Deferred tax assets:

Net operating loss carryforward	$125,170	$94,973
Research and development costs carryforward	19,212	18,728
Capital loss carryforward	1,900	90
Inventory provision	1,608	948
Accrued expenses	1,732	727
Property and equipment	1,022	311
Lease liabilities	5,855	6,328
Other	2,419	3,020

Total deferred tax assets	158,918	125,125

Valuation allowance	(152,965)	(118,932)

Deferred tax liabilities:

Right-of-use assets	(5,862)	(6,193)
Other	(91)	-

Total deferred tax liabilities	(5,953)	(6,193)

Net deferred tax	$-	$-

Summary of Loss Before Taxes on Income
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$(125,228)	$(127,631)	$(153,091)
Foreign	2,416	1,084	(184)

Loss before taxes on income	$(122,812)	$(126,547)	$(153,275)

Summary of Income Taxes
	Year ended December 31,
	2023	2022	2021

Current	$642	$325	$284

Domestic (Israel)	131	115	232
Foreign	511	210	52

Income taxes	$642	$325	$284

Summary of Reconciliation of Effective Income Tax Rate
	Year ended December 31,
	2023	2022	2021

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(3.87)%	(2.77)%	(2.00)%
Effect of other permanent differences	(0.31)%	0.05%	0.47%
Change in valuation allowance	(27.71)%	(18.70)%	(24.41)%
Issuance costs	6.52%	6.06%	3.68%
Provision to return	0.24%	(8.00)%	(0.77)%
Capital losses	1.47%	-	-
Other adjustments	0.14%	0.10%	(0.16)%

Effective tax rate	(0.52)%	(0.26)%	(0.19)%